Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Staff costs:
Salaries and social security costs	£ 1,631	£ 1,493	£ 1,555
Pensions and other post-retirement benefit schemes (note 14)	235	254	284
Restructuring and other staff costs	154	182	117
Staff costs	2,020	1,929	1,956
Premises and equipment costs	140	131	130
Other expenses:
Communications and data processing	679	597	584
UK bank levy	0	132	0
Regulatory and legal provisions (note 15)	79	875	425
Other	553	657	559
Other expenses	1,311	2,261	1,568
Depreciation and amortisation	1,210	1,582	1,243
Total operating expenses	£ 4,681	£ 5,903	£ 4,897